Taxes - Analysis of tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	$ (39)	$ 98	$ 39
Effect of disallowed expenditures	(10)	(20)	(23)
Effect of equity-based compensation	(7)	(5)	(1)
Effect of income taxed at reduced rates	1	4	2
Effect of tax credits and allowances	9	9	7
Effect of deductibility of a statutory expense in Switzerland	38	0	0
Effect of adjustments to contingent consideration and other liabilities	7	17	11
Effect of option payments	(2)	(6)	(12)
Tax effect from change in tax rate	(3)	10	(342)
Effect of changes in uncertain tax positions	(39)	(8)	10
Effect of other items	(3)	(10)	(2)
Effect of prior year items	6	15	(13)
Total income tax (expense)/income	$ (42)	$ 104	$ (324)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	9.30%	15.40%	11.70%
Effect of disallowed expenditures	2.40%	(3.10%)	(6.90%)
Effect of equity-based compensation	1.70%	(0.80%)	(0.30%)
Effect of income taxed at reduced rates	(0.20%)	0.60%	0.60%
Effect of tax credits and allowances	(2.20%)	1.40%	2.10%
Effect of deductibility of a statutory expense in Switzerland(1)	(9.10%)	0.00%	0.00%
Effect of adjustments to contingent consideration and other liabilities	(1.70%)	2.70%	3.30%
Effect of option payments	0.50%	(0.90%)	(3.60%)
Effect of tax rate changes	0.70%	1.60%	(103.00%)
Effect of changes in uncertain tax positions	9.30%	(1.30%)	3.00%
Effect of other items	0.70%	(1.60%)	(0.60%)
Effect of prior year items	(1.40%)	2.40%	(3.90%)
Effective tax rate	10.00%	16.40%	(97.60%)
Switzerland
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effect of tax rate change on current and deferred tax assets and liabilities from US tax reform			$ 304
United States
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effect of tax rate change on current and deferred tax assets and liabilities from US tax reform			$ 31